iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .9%
Abbott Laboratories ........................ 5,656,087 $ 708,651,141
Alphatec Holdings, Inc.
(a) (b)
.................... 548,343 11,537,137
AngioDynamics, Inc.
(a)
...................... 197,808 2,539,855
Artivion, Inc.
(a) (b)
........................... 199,853 9,115,295
AtriCure, Inc.
(a) (b)
.......................... 238,350 9,429,126
Axogen, Inc.
(a) (b)
........................... 221,109 7,236,898
Baxter International, Inc.
(b)
.................... 2,464,343 47,093,595
Becton Dickinson & Co. ..................... 916,752 177,914,061
Beta Bionics, Inc.
(a)
......................... 192,055 5,851,916
Boston Scientific Corp.
(a)
..................... 4,822,007 459,778,367
Butterfly Network, Inc. , Class A
(a) (b)
.............. 986,690 3,749,422
CONMED Corp. ........................... 148,464 6,027,638
Dexcom, Inc.
(a) (b)
.......................... 1,869,699 124,091,923
Edwards Lifesciences Corp.
(a)
................. 2,167,274 184,760,108
Enovis Corp.
(a) (b)
........................... 274,159 7,303,596
Envista Holdings Corp.
(a)
..................... 788,242 17,112,734
GE HealthCare Technologies, Inc.
(b)
............. 2,153,328 176,615,963
Glaukos Corp.
(a)
........................... 275,336 31,088,188
Globus Medical, Inc. , Class A
(a) (b)
............... 534,074 46,630,001
Hologic, Inc.
(a)
............................ 1,066,965 79,478,223
IDEXX Laboratories, Inc.
(a) (b)
.................. 259,145 175,319,367
Inspire Medical Systems, Inc.
(a)
................ 127,056 11,718,375
Insulet Corp.
(a)
............................ 337,248 95,859,371
Integer Holdings Corp.
(a) (b)
.................... 167,973 13,174,122
Integra LifeSciences Holdings Corp.
(a)
............ 321,133 3,988,472
Intuitive Surgical, Inc.
(a)
...................... 1,153,062 653,048,194
iRadimed Corp. ........................... 38,409 3,736,427
iRhythm Technologies, Inc.
(a)
.................. 154,451 27,405,785
LeMaitre Vascular, Inc. ...................... 100,053 8,114,298
LivaNova PLC
(a)
........................... 261,785 16,107,631
Masimo Corp.
(a) (b)
.......................... 218,881 28,467,663
Medtronic PLC ........................... 1,804,832 173,372,162
Novocure Ltd.
(a)
........................... 488,516 6,316,512
Security Shares Value
a
Health Care Equipment (continued)
Omnicell, Inc.
(a)
........................... 215,142 $ 9,745,933
Orthofix Medical, Inc.
(a)
...................... 189,842 2,878,005
Penumbra, Inc.
(a)
.......................... 187,751 58,373,663
PROCEPT BioRobotics Corp.
(a) (b)
............... 267,884 8,427,631
QuidelOrtho Corp.
(a) (b)
....................... 325,651 9,300,593
ResMed, Inc. ............................ 699,804 168,561,789
SI-BONE, Inc.
(a) (b)
.......................... 185,145 3,651,059
STERIS PLC ............................. 470,505 119,282,428
Stryker Corp. ............................ 514,169 180,714,978
Tandem Diabetes Care, Inc.
(a) (b)
................ 325,041 7,144,401
Teleflex, Inc. ............................. 211,861 25,855,516
TransMedics Group, Inc.
(a) (b)
................... 163,829 19,929,798
Varex Imaging Corp.
(a)
...................... 195,966 2,283,004
Zimmer Biomet Holdings, Inc. ................. 950,066 85,429,935
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,261,192,888 ) ............................... 4,034,212,299
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 68,739,891 68,774,260
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 4,553,187 4,553,187
a
Total Short-Term Securities — 1.8%
(Cost: $ 73,308,945 ) ................................. 73,327,447
Total Investments — 101.7%
(Cost: $ 4,334,501,833 ) ............................... 4,107,539,746
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (67,770,613)
Net Assets — 100.0% ................................. $ 4,039,769,133
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 135,097,086  $ —  $ (66,317,676)
(a)
$ (8,137) $ 2,987  $ 68,774,260  68,739,891  $ 166,647
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 5,513,710  —  (960,523)
(a)
—  —  4,553,187  4,553,187  150,644  —
$ (8,137) $ 2,987
$ 73,327,447
$ 317,291  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 24 03/20/26 $ 3,779 $ 8,863
E-Mini Technology Select Sector Index ...................................................... 3 03/20/26 878 (7,261)
$ 1,602
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,034,212,299  $ —  $ —  $ 4,034,212,299
Short-Term Securities
Money Market Funds ...................................... 73,327,447  —  —  73,327,447
$ 4,107,539,746  $ —  $ —  $ 4,107,539,746
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,863  $ —  $ —  $ 8,863
Liabilities
Equity Contracts ........................................... (7,261) —  —  (7,261)
$ 1,602  $ —  $ —  $ 1,602
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.